COMMITMENTS AND CONTINGENCIES - Schedule of Commitments and Contractual Obligations (Details) $ in Millions	Dec. 31, 2025 USD ($)
Programming and talent commitments
Total	$ 36,083
2026	4,803
2027	4,930
2028	5,236
2029	5,050
2030	4,714
Thereafter	11,350
Purchase obligations
Total	1,675
2026	643
2027	559
2028	376
2029	64
2030	8
Thereafter	25
Long-term Contractual Obligations
Total	1,761
2027	1,124
2028	372
2029	192
2030	59
Thereafter	$ 14